Equity Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	3 Months Ended
Sep. 25, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	0.00%
Expected volatility	43.80%
Risk-free interest rate	0.90%
Expected term (in years)	6 years 6 months